Net Finance Expenses - Summary of Finance Income Expenses (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Interest income		$ 170	$ 521
Accretion expense on decommissioning and restoration liability		(1,052)	(1,104)
Interest expense		(34,015)	(33,048)
Amortization of deferred financing costs		(3,426)	(3,726)
Other finance costs	[1]	(1,674)	(1,280)
Net finance income (expense)		$ (39,997)	$ (38,637)

[1]	Included in other finance costs for the year ended December 31, 2020 is $90 (2019 - $165) related to interest on lease liabilities.